Note 10 - Junior Subordinated Deferrable Interest Debentures	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Subordinated Borrowings Disclosure [Text Block]
NOTE
10
- JUNIOR SUBORDINATED DEFERRABLE INTEREST DEBENTURES

The Corporation has formed and invested
$300,000
in a business trust, United (OH) Statutory Trust (United Trust) which is not
consolidated by the Corporation. United Trust issued
$10,000,000
of trust preferred securities, which are guaranteed by the Corporation, and are subject to mandatory redemption upon payment of the debentures. United Trust used the proceeds from the issuance of the trust preferred securities, as well as the Corporation’s capital investment, to purchase
$10,300,000
of junior subordinated deferrable interest debentures issued by the Corporation. The debentures have a stated maturity date of
March 26, 2033.
As of
March 26, 2008,
and quarterly thereafter, the debentures
may
be shortened at the Corporation’s option. Interest is at a floating rate adjustable quarterly and equal to
315
basis points over the
3
-month LIBOR amounting
to
5.97%
at
December 31, 2018,
4.82%
at
December 31, 2017,
and
4.15%
at
December 31, 2016,
with interest payable quarterly. The Corporation has the right, subject to events in default, to defer payments of interest on the debentures by extending the interest payment period for a period not
exceeding
20
consecutive quarterly periods.

The Corporation assumed
$3,093,000
of trust preferred securities from the OSB acquisition with
$3,000,000
of the liability guaranteed by the Corporation, and the remaining
$93,000
secured by an investment in the trust preferred securities. The trust preferred securities have a carrying value of
$2,574,000
at
December 31, 2018
and
$2,540,000
at
December 31, 2017.
The difference between the principal owed and the carrying value is due to the below-market interest rate on the debentures. The debentures have a stated maturity date of
April 23, 2034.
Interest is at a floating rate adjustable quarterly and equal to
285
basis points over the
3
-month LIBOR amounting to
5.33%
at
December 31, 2018
and
4.21%
at
December 31, 2017.

Interest expense on the debentures amounted to
$697,000
in
2018,
$596,000
in
2017,
and
$496,000
in
2016,
and is included in interest expense-borrowings in the accompanying consolidated statements of income.

Each issue of the trust preferred securities carries an interest rate identical to that of the related debenture. The securities have been structured to qualify as Tier I capital for regulatory purposes and the dividends paid on such are tax deductible. However, the securities cannot be used to constitute more than
25%
of the Corporation’s Tier I capital inclusive of these securities under Federal Reserve Board guidelines.